Term Loan and Security Agreement (Details) (USD $)	9 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2013	Apr. 19, 2013	Apr. 19, 2013 Credit and security agreement item	Apr. 19, 2013 First tranche	Apr. 19, 2013 Second tranche	Apr. 19, 2013 Third tranche
Term loan and security agreement
Maximum borrowing capacity			$ 30,000,000	$ 10,000,000	$ 10,000,000	$ 10,000,000
Number of tranches in which loan issuable			3
Amount drawn				5,000,000
Remaining borrowing capacity				5,000,000
Minimum net proceeds through a qualifying initial public offering, a private placement and/or a corporate or research partnership for borrowings					40,000,000	60,000,000
Interest rate (as a percent)			8.25%
Principal and interest period			34 months
Debt discount		200,000
Exit fee		350,000
Prepayment fee percentage			3.00%
Prepayment fee percentage after August 18, 2014			2.00%
Prepayment fee percentage after December 18, 2015			1.00%
Future principal payments due under the loan agreement
Year ended December 31, 2014	735,000
Year ended December 31, 2015	1,765,000
Year ended December 31, 2016	1,765,000
Year ended December 31, 2017	735,000
Total future principal payments due under loan agreement	$ 5,000,000